Assets and disposal classified as held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Assets and disposal groups classified as held for sale and discontinued operations
Schedule of profit and loss statement from discontinued operations

	2022	2021	2020
	US$'000	US$'000	US$'000
Sales	—	—	—
Raw materials and energy consumption for production	—	—	—
Other operating income	—	—	—
Staff costs	—	—	—
Other operating expense	—	—	—
Depreciation and amortization charges, operating allowances and write-downs	—	—	—
Impairment losses	—	—	—
Operating Profit (loss)	—	—	—
Net finance expense	—	—	—
(LOSS) PROFIT BEFORE TAXES FROM DISCONTINUED OPERATIONS	—	—	—
Income tax expense	—	—	—
Gain on sale of discontinued operation	—	—	(5,399)
(LOSS) PROFIT AFTER TAXES FROM DISCONTINUED OPERATIONS	—	—	(5,399)

Schedule of earnings per share from discontinued operations

	2022	2021	2020
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	—	—	(5,399)
Denominator:
Weighted average basic shares outstanding	—	—	169,269,281
Basic earnings (loss) per ordinary share (US$)	—	—	(0.03)

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	—	—	(5,399)
Denominator:
Weighted average basic shares outstanding	—	—	169,269,281
Effect of dilutive securities	—	—	—
Weighted average dilutive shares outstanding	—	—	169,269,281
Diluted earnings (loss) per ordinary share (US$)	—	—	(0.03)

Schedule of cash flows from discontinued operations

	2022	2021	2020
	US$'000	US$'000	US$'000
Cash flows from operating activities:
Profit for the period	—	—	(5,399)
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Income tax expense (benefit)	—	—	—
Depreciation and amortization charges, operating allowances and write-downs	—	—	—
Net Finance expense	—	—	—
Gains on disposals of non-current and financial assets	—	—	5,399
Changes in working capital
Decrease / (increase) in accounts receivable	—	—	—
Decrease / (increase) in inventories	—	—	—
Increase / (Decrease) in accounts payable	—	—	—
Other changes in operating assets and liabilities
Other, net	—	—	(24)
Income tax paid	—	—	—
Interest paid	—	—	—
Total cash flow from operating activities	—	—	(24)
Cash flows from investing activities:
Payments due to investments:
Property, plant and equipment	—	—	—
Disposals:
Disposal of business, net of cash	—	—	—
Total cash flow from investing activities	—	—	—
Cash flows from financing activities:
Other financing activities	—	—	—
Total cash flow from financing activities	—	—	—
INCREASE / (DECREASE) IN CASH	—	—	(24)
CASH AT BEGINNING OF PERIOD	—	—	24
CASH AT END OF PERIOD	—	—	—